TRANSITION PERIOD COMPARATIVE DATA	12 Months Ended
Dec. 31, 2017
Income Statement [Abstract]
TRANSITION PERIOD COMPARATIVE DATA

(20) TRANSITION PERIOD COMPARATIVE DATA

The following table presents certain financial information for the nine months ended December 31, 2017 and 2016, respectively:

	Successor	Predecessor
(In thousands, except share and per share data)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Nine month period ended December 31, 2016 (unaudited)
Revenues	$178,753	151,369	440,862
Operating loss	(23,873)	(244,048)	(508,513)
Loss before income taxes	(36,687)	(1,648,143)	(558,359)
Income tax (benefit) expense	2,039	(1,234)	4,680
Net loss attributable to Tidewater Inc.	(39,266)	(1,646,909)	(565,263)
Basic loss per common share	(1.82)	(34.95)	(12.01)
Diluted loss per common share	(1.82)	(34.95)	(12.01)
Weighted average common shares outstanding	21,539,143	47,121,330	47,067,887
Dilutive effect of stock options and restricted stock	—	—	—
Adjusted average common shares outstanding	21,539,143	47,121,330	47,067,887